AB BOND FUNDS (“Bond Funds”) - AB Total Return Bond Portfolio AB INFLATION STRATEGIES (“Inflation Strategies”) - AB Bond Inflation Strategy

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- Short Duration Plus Portfolio

- Intermediate Duration Portfolio

SANFORD C. BERNSTEIN FUND II, INC. (“SCB II”)

- Bernstein Intermediate Duration Institutional Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

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Supplement dated January 25, 2021 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 28, 2020
Bond Funds	January 31, 2020
Inflation Strategies	January 31, 2020
SCB II	January 28, 2020

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the following Funds.

AB Total Return Bond Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Shawn E. Keegan	Since 2005	Senior Vice President of the Adviser
Janaki Rao	Since 2018	Senior Vice President of the Adviser

AB Bond Inflation Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Shawn E. Keegan	Since 2010	Senior Vice President of the Adviser
Janaki Rao	Since 2018	Senior Vice President of the Adviser

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Short Duration Plus Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Shawn E. Keegan	Since 2005	Senior Vice President of the Manager
Janaki Rao	Since 2018	Senior Vice President of the Manager

Intermediate Duration Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Shawn E. Keegan	Since 2005	Senior Vice President of the Manager
Janaki Rao	Since 2018	Senior Vice President of the Manager

Bernstein Intermediate Duration Institutional Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Shawn E. Keegan	Since 2005	Senior Vice President of the Manager
Janaki Rao	Since 2018	Senior Vice President of the Manager

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The following replaces certain information under the heading “Management of the [Funds/Portfolios/Portfolio] - Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB Total Return Bond Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Total Return Bond Portfolio U.S. Investment Grade Core Fixed Income Team	Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

	Shawn E. Keegan; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

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Janaki Rao; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

 AB Bond Inflation Strategy

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2016.

Shawn E. Keegan; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2016.

Janaki Rao; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2016.

Short Duration Plus Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016, and Director of Securitized Assets and U.S. Multi-Sector Fixed-Income.

Shawn E. Keegan; since 2005; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Janaki Rao; since 2018; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

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Intermediate Duration Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	(See above)

Shawn E. Keegan; since 2005; Senior Vice President of the Manager	(See above)

Janaki Rao; since 2018; Senior Vice President of the Manager	(See above)

Bernstein Intermediate Duration Institutional Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2016. He is also the Director of Securitized Assets and U.S. Multi-Sector Fixed-Income.

Shawn E. Keegan; since 2005; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Janaki Rao; since 2018; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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